Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Right Of Use Assets
Cost

in € thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2019	11	0	11
Additions	7,278	11	7,289
Balance as of Dec. 31, 2019/ Jan. 1, 2020	7,289	11	7,300
Exchange rate differences	(77)	0	(77)
Additions	2,004	8	2,012
Balance as of Dec. 31, 2020/ Jan. 1, 2021	9,216	19	9,235
Exchange rate differences	168	0	168
Additions	1,995	0	1,995
Disposals	(11)	0	(11)
Balance as of Dec. 31, 2021	11,368	19	11,387

Depreciation

in € thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2019	0	0	0
Depreciation for the year	488	2	490
Balance as of Dec. 31, 2019/ Jan. 1, 2020	488	2	490
Exchange rate differences	(2)	0	(2)
Depreciation for the year	801	4	805
Balance as of Dec. 31, 2020/ Jan. 1, 2021	1,287	6	1,293
Exchange rate differences	17	0	17
Depreciation for the year	1,252	5	1,257
Disposals	(7)	0	(7)
Balance as of Dec. 31, 2021	2,549	11	2,560
Carrying amount

in € thousand	Real estate leases	Other leases	Total
Carrying amount as of Dec. 31, 2019	6,801	9	6,810
Carrying amount as of Dec. 31, 2020	7,929	13	7,942
Carrying amount as of Dec. 31, 2021	8,819	8	8,827

Summary Of Lease Expenses
The following amounts were recognized in profit or loss:

	For the years ended
in € thousand	December 31, 2021	December 31, 2020	December 31, 2019
Interest expenses for lease liabilities	185	137	92
Expenses for current lease liabilities	13	0	115
Expenses for leases of low-value assets	6	5	18

Summary Of Undiscounted Potential Future Lease Payments From The Exercise Of Extension Options
The following table shows the undiscounted potential future lease payments from the exercise of extension options:

in € thousand	Within five years	Over five years	Total
Extension options that are not expected to be exercised	838	7,476	8,315